Related party transactions - Schedule of Related Party Transactions (Details) - Associated Companies - Related Party - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Management fees and other	$ 11,074	$ 14,418	$ 6,748
Dividends	10,933	34,245	5,262
Income from transactions with related parties	$ 22,007	$ 48,663	$ 12,010